Supplement dated October 10, 2023 to the Statutory Prospectus dated May 1, 2023 for the Pacific Key Exec VUL flexible premium variable universal life insurance policy issued by
Pacific Life Insurance Company

The purpose of this supplement is to announce various underlying fund changes. This supplement must be preceded or accompanied by the Statutory Prospectus (the "Prospectus") for your Contract, as supplemented. Capitalized terms used in this supplement are defined in your Prospectus unless otherwise defined herein. "We'', "us'', or "our" refer to Pacific Life Insurance Company or Pacific Life & Annuity Company, as applicable; "you" or "your" refer to the Policy Owner. You can obtain a copy of the current Prospectus by contacting us at (800) 347-7787 or online at http://www.PacificLife.com/Prospectuses. Please retain this supplement for future reference.

Pacific Select Fund Portfolio Investment Adviser (Subadvisor) Changes

Effective November 1, 2023, the APPENDIX: FUNDS AVAILABLE UNDER THE POLICY is amended to reflect that the Investment Adviser (Subadvisor) for the Diversified Bond Portfolio will change from Western Asset Management Company, LLC to Loomis Sayles & Company, L.P. The Investment Adviser (Subadvisor) for the Mid-Cap Equity Portfolio will change from Scout Investments to Blackrock Investment Management, LLC.

Effective November 1, 2023, the underlying fund information related to the Current Expenses in the APPENDIX: FUNDS AVAILABLE UNDER THE POLICY section will be deleted and replaced with the following:
Fund; Advisor (Subadvisor)	Current Expenses
Pacific Select Fund ESG Diversified Portfolio Class P; Pacific Life Fund Advisors LLC	0.62%[1]
Pacific Select Fund ESG Diversified Growth Portfolio Class P; Pacific Life Fund Advisors LLC	0.59%[1]
Pacific Select Fund Mid-Cap Equity Portfolio Class P; Pacific Life Fund Advisors LLC (Blackrock Investment Management, LLC)	0.69%[1]

1 To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain of their Funds which reflect temporary fee reductions. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding these arrangements.

The underlying fund information related to the Current Expenses in the APPENDIX: FUNDS AVAILABLE UNDER THE POLICY section will be deleted and replaced with the following:
Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/22)
		1 Year	5 Year	10 Year
Fidelity® VIP Total Market Index Portfolio Service Class 2; Fidelity Management & Research Company LLC	0.37%	-19.41%	N/A	N/A
MFS® Blended Research® Small Cap Equity Portfolio – Initial Class; Massachusetts Financial Services Company	0.54%[1]	-18.37%	5.41%	10.49%
MFS® Global Real Estate Portfolio – Initial Class; Massachusetts Financial Services Company	0.92%[1]	-26.94%	3.49%	5.91%
MFS® Government Securities Portfolio – Initial Class; Massachusetts Financial Services Company	0.58%[1]	-12.26%	-0.40%	0.38%

Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/22)
		1 Year	5 Year	10 Year
MFS® Research International Portfolio – Initial Class; Massachusetts Financial Services Company	0.96%[1]	-17.58%	2.69%	4.68%
Pacific Select Fund PSF Avantis Balanced Allocation Portfolio Class P (formerly called PSF DFA Balanced Allocation Class P); Pacific Life Fund Advisors LLC	0.44%[1]	-14.78%	N/A	N/A
Pacific Select Fund Emerging Markets Debt Portfolio Class P; Pacific Life Fund Advisors LLC (Principal Global Investors, LLC)	0.87%[1]	-9.08%	-1.94%	0.41%
Pacific Select Fund Health Sciences Portfolio Class P; Pacific Life Fund Advisors LLC (BlackRock Investment Management, LLC)	0.94%	-5.61%	11.51%	15.80%
Pacific Select Fund Large-Cap Value Portfolio Class P; Pacific Life Fund Advisors LLC (ClearBridge Investments, LLC)	0.64%	-6.44%	7.96%	10.54%

1 To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain of their Funds which reflect temporary fee reductions. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding these arrangements.

Effective November 1, 2023, the service center business hours in the Timing of Payments, Forms and Requests section are deleted and replaced with the following:

You may reach our service representatives on any Business Day at (800) 347-7787 between the hours of 6 a.m. through 5 p.m. Pacific time.

Form No. 15-53211-00